Deposits	12 Months Ended
Dec. 31, 2018
Disclosure Text Block
Deposits

Note 18 – Deposits

Total interest bearing deposits as of the end of the periods presented consisted of:

(In thousands)	December 31, 2018	December 31, 2017
Savings accounts	$9,722,824	$8,561,718
NOW, money market and other interest bearing demand deposits	13,221,415	10,885,967
Total savings, NOW, money market and other interest bearing demand deposits	22,944,239	19,447,685
Certificates of deposit:
Under $100,000	3,260,330	3,446,575
$100,000 and over	4,356,434	4,068,303
Total certificates of deposit	7,616,764	7,514,878
Total interest bearing deposits	$30,561,003	$26,962,563

A summary of certificates of deposit by maturity at December 31, 2018 follows:

(In thousands)
2019	$4,191,832
2020	1,460,072
2021	834,767
2022	492,480
2023	576,596
2024 and thereafter	61,017
Total certificates of deposit	$7,616,764

At December 31, 2018, the Corporation had brokered deposits amounting to $0.5 billion (December 31, 2017 - $0.5 billion).

The aggregate amount of overdrafts in demand deposit accounts that were reclassified to loans was $5 million at December 31, 2018 (December 31, 2017 - $4 million).